Segment Information (Segment Assets Information by Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 998,949	$ 217,057
Accounts receivable, net		82,550	87,521
Fixed assets, net		329,997	337,674
Total assets	[1]	2,245,785	1,409,953
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		929,851	56,977
Accounts receivable, net		48,108	60,886
Fixed assets, net		170,213	174,700
Total assets	[1]	2,294,537	1,632,736
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		69,098	160,080
Accounts receivable, net		34,442	26,635
Fixed assets, net		159,784	162,976
Total assets	[1]	2,610,964	2,478,705
Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		0	0
Accounts receivable, net		0	0
Fixed assets, net		0	(2)
Total assets	[1]	$ (2,659,716)	$ (2,701,488)

[1]	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.